Income tax - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	¥ 244,205	¥ 235,751
Allowances of credit losses	7,649	7,412
Others	8,681	9,318
Total deferred tax assets	260,535	252,481
Less: Valuation allowance	(260,535)	(252,481)	¥ (229,181)	¥ (249,347)
Deferred tax liabilities
Intangible assets acquired from business combinations	3,405	3,644
Total deferred tax liabilities	¥ 3,405	¥ 3,644